INVESTMENTS IN COMPANIES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Summarized data of financial statements associates
	December 31,
	2019	2018

Assets	$336,310	$346,267
Liabilities	$461,448	$451,914
Income	$56,941	$44,876
Net loss	$(11,106)	$(14,669)

300 South Riverside Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2019	2018

Invested in equity	$13,142	$13,142
Accumulated net loss	(8,735)	(6,189)

Total investment	$4,407	$6,953

Two Penn Center Plaza [Member]
Investments in and Advances to Affiliates [Line Items]
Schedule of investment
	December 31,
	2019	2018

Invested in equity	$4,025	$4,025
Distributions	(1,485)	(1,087)
Accumulated net income (loss)	710	486

Total investment	$3,250	$3,424